Income tax ("IR") and social contribution ("CSL") (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Realization of deferred income tax and social contribution
Net		R$ 160,233
Tax losses (IR) and negative base (CSL)
Realization of deferred income tax and social contribution
Net		1,878,809	[1]	R$ 2,420,376
Goodwill amortized
Realization of deferred income tax and social contribution
Net		59,335		4,624
Exchange variations
Realization of deferred income tax and social contribution
Net		388,293	[2]	464,947
Temporary adjustments
Realization of deferred income tax and social contribution
Net		155,540	[3]	717,868
Business combination
Realization of deferred income tax and social contribution
Net		183,785	[4]	191,250
Assets
Realization of deferred income tax and social contribution
Net		2,665,762		3,799,065
Amortization of goodwill based on future profitability
Realization of deferred income tax and social contribution
Net		712,873	[5]	767,277
Tax depreciation
Realization of deferred income tax and social contribution
Net		960,202	[6]	867,922
Temporary adjustments
Realization of deferred income tax and social contribution
Net		231,822	[7]	316,991
Business combination
Realization of deferred income tax and social contribution
Net		9,664	[8]	198,381
Additional indexation PP&E
Realization of deferred income tax and social contribution
Net		67,072	[9]	118,202
Amortization of fair value adjustments on the assets from the acquisiton of Quattor
Realization of deferred income tax and social contribution
Net		519,623		263,808
Other
Realization of deferred income tax and social contribution
Net		4,273		123,892
Liabilities
Realization of deferred income tax and social contribution
Net		2,505,529		R$ 2,656,473
2018
Realization of deferred income tax and social contribution
Net		64,773
2018 | Tax losses (IR) and negative base (CSL)
Realization of deferred income tax and social contribution
Net	[1]	18,357
2018 | Goodwill amortized
Realization of deferred income tax and social contribution
Net		20,053
2018 | Exchange variations
Realization of deferred income tax and social contribution
Net	[2]	32,663
2018 | Temporary adjustments
Realization of deferred income tax and social contribution
Net	[3]	80,548
2018 | Business combination
Realization of deferred income tax and social contribution
Net	[4]	38,775
2018 | Assets
Realization of deferred income tax and social contribution
Net		190,396
2018 | Temporary adjustments
Realization of deferred income tax and social contribution
Net	[7]	78,653
2018 | Business combination
Realization of deferred income tax and social contribution
Net	[8]	34
2018 | Additional indexation PP&E
Realization of deferred income tax and social contribution
Net	[9]	5,366
2018 | Amortization of fair value adjustments on the assets from the acquisiton of Quattor
Realization of deferred income tax and social contribution
Net		41,570
2018 | Liabilities
Realization of deferred income tax and social contribution
Net		125,623
2019
Realization of deferred income tax and social contribution
Net		29,315
2019 | Tax losses (IR) and negative base (CSL)
Realization of deferred income tax and social contribution
Net	[1]	95,276
2019 | Goodwill amortized
Realization of deferred income tax and social contribution
Net		17,604
2019 | Temporary adjustments
Realization of deferred income tax and social contribution
Net	[3]	(51,918)
2019 | Business combination
Realization of deferred income tax and social contribution
Net	[4]	38,775
2019 | Assets
Realization of deferred income tax and social contribution
Net		99,737
2019 | Temporary adjustments
Realization of deferred income tax and social contribution
Net	[7]	23,452
2019 | Business combination
Realization of deferred income tax and social contribution
Net	[8]	34
2019 | Additional indexation PP&E
Realization of deferred income tax and social contribution
Net	[9]	5,366
2019 | Amortization of fair value adjustments on the assets from the acquisiton of Quattor
Realization of deferred income tax and social contribution
Net		41,570
2019 | Liabilities
Realization of deferred income tax and social contribution
Net		70,422
2020
Realization of deferred income tax and social contribution
Net		142,624
2020 | Tax losses (IR) and negative base (CSL)
Realization of deferred income tax and social contribution
Net	[1]	115,361
2020 | Goodwill amortized
Realization of deferred income tax and social contribution
Net		15,156
2020 | Exchange variations
Realization of deferred income tax and social contribution
Net	[2]	19,598
2020 | Temporary adjustments
Realization of deferred income tax and social contribution
Net	[3]	29,931
2020 | Business combination
Realization of deferred income tax and social contribution
Net	[4]	38,775
2020 | Assets
Realization of deferred income tax and social contribution
Net		218,821
2020 | Temporary adjustments
Realization of deferred income tax and social contribution
Net	[7]	29,227
2020 | Business combination
Realization of deferred income tax and social contribution
Net	[8]	34
2020 | Additional indexation PP&E
Realization of deferred income tax and social contribution
Net	[9]	5,366
2020 | Amortization of fair value adjustments on the assets from the acquisiton of Quattor
Realization of deferred income tax and social contribution
Net		41,570
2020 | Liabilities
Realization of deferred income tax and social contribution
Net		76,197
2021
Realization of deferred income tax and social contribution
Net		278,528
2021 | Tax losses (IR) and negative base (CSL)
Realization of deferred income tax and social contribution
Net	[1]	287,416
2021 | Goodwill amortized
Realization of deferred income tax and social contribution
Net		4,062
2021 | Temporary adjustments
Realization of deferred income tax and social contribution
Net	[3]	12,294
2021 | Business combination
Realization of deferred income tax and social contribution
Net	[4]	33,731
2021 | Assets
Realization of deferred income tax and social contribution
Net		337,503
2021 | Temporary adjustments
Realization of deferred income tax and social contribution
Net	[7]	12,005
2021 | Business combination
Realization of deferred income tax and social contribution
Net	[8]	34
2021 | Additional indexation PP&E
Realization of deferred income tax and social contribution
Net	[9]	5,366
2021 | Amortization of fair value adjustments on the assets from the acquisiton of Quattor
Realization of deferred income tax and social contribution
Net		41,570
2021 | Liabilities
Realization of deferred income tax and social contribution
Net		58,975
2022
Realization of deferred income tax and social contribution
Net		458,779
2022 | Tax losses (IR) and negative base (CSL)
Realization of deferred income tax and social contribution
Net	[1]	471,379
2022 | Goodwill amortized
Realization of deferred income tax and social contribution
Net		364
2022 | Temporary adjustments
Realization of deferred income tax and social contribution
Net	[3]	11,762
2022 | Business combination
Realization of deferred income tax and social contribution
Net	[4]	33,729
2022 | Assets
Realization of deferred income tax and social contribution
Net		517,234
2022 | Temporary adjustments
Realization of deferred income tax and social contribution
Net	[7]	11,485
2022 | Business combination
Realization of deferred income tax and social contribution
Net	[8]	34
2022 | Additional indexation PP&E
Realization of deferred income tax and social contribution
Net	[9]	5,366
2022 | Amortization of fair value adjustments on the assets from the acquisiton of Quattor
Realization of deferred income tax and social contribution
Net		41,570
2022 | Liabilities
Realization of deferred income tax and social contribution
Net		58,455
2023 thereafter
Realization of deferred income tax and social contribution
Net		(813,786)
2023 thereafter | Tax losses (IR) and negative base (CSL)
Realization of deferred income tax and social contribution
Net	[1]	891,020
2023 thereafter | Goodwill amortized
Realization of deferred income tax and social contribution
Net		2,096
2023 thereafter | Exchange variations
Realization of deferred income tax and social contribution
Net	[2]	336,032
2023 thereafter | Temporary adjustments
Realization of deferred income tax and social contribution
Net	[3]	72,923
2023 thereafter | Assets
Realization of deferred income tax and social contribution
Net		1,302,071
2023 thereafter | Amortization of goodwill based on future profitability
Realization of deferred income tax and social contribution
Net	[5]	712,873
2023 thereafter | Tax depreciation
Realization of deferred income tax and social contribution
Net	[6]	960,202
2023 thereafter | Temporary adjustments
Realization of deferred income tax and social contribution
Net	[7]	77,000
2023 thereafter | Business combination
Realization of deferred income tax and social contribution
Net	[8]	9,494
2023 thereafter | Additional indexation PP&E
Realization of deferred income tax and social contribution
Net	[9]	40,242
2023 thereafter | Amortization of fair value adjustments on the assets from the acquisiton of Quattor
Realization of deferred income tax and social contribution
Net		311,773
2023 thereafter | Other
Realization of deferred income tax and social contribution
Net		4,273
2023 thereafter | Liabilities
Realization of deferred income tax and social contribution
Net		R$ 2,115,857

[1]	In Brazil and Germany, the use of tax losses has limits in relation to the amount of taxable income for the year. In Brazil, this limit is 30%, whereas in Germany is 60%.
[2]	In Brazil, the Company opted to tax exchange variation of assets and liabilities denominated in foreign currency under the cash method. Thus, this variation will be realized as assets and liabilities are received/paid. For accounting purposes, exchange variation is recognized under the accrual basis, which results in deferred IR and CSL.
[3]	Accounting expenses not yet deductible for calculating income tax and social contribution, whose recognition for tax purposes occurs in subsequent periods.
[4]	Refers to: tax-related goodwill, and contingencies recognized from business combinations. Tax realization of goodwill will occur upon the merger of the investments and contingencies arising from write-offs due to the settlement or reversal of the processes involved.
[5]	Goodwill for the future profitability of the merged companies not amortized since the adoption of Law 11,638/07. Tax realization is associated with the write-off of goodwill due to impairment or any other reason.
[6]	For calculation of IR and CSL, assets are depreciated at rates higher than those used for accounting purposes. As tax depreciation is exhausted, these deferred IR and CSL start to be realized.
[7]	Revenues whose taxation will occur in subsequent periods.
[8]	Fair value adjustments on property, plant and equipment and intangible assets identified in business combinations, whose tax realization is based on the depreciation and amortization of these assets.
[9]	Additional adjustment of property, plant and equipment, whose tax realization is based on the depreciation of assets.